Cover	Jun. 22, 2024
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jun. 22, 2024
Entity File Number	001-39137
Entity Registrant Name	Fresh2 Group Limited
Entity Central Index Key	0001786511
Entity Tax Identification Number	00-0000000
Entity Incorporation, State or Country Code	D8
Entity Address, Address Line One	880 Third Ave, Floor 7
Entity Address, City or Town	NEW YORK
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10022
City Area Code	917
Local Phone Number	397-6890
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	American depositary shares (each representing 20 Class A ordinary shares, par value US$0.01 per share)
Trading Symbol	FRES
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false